Fair Value Measurement - Roll-Forward of the Consolidated Condensed Statement of Financial Condition Items (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning balance	$ 1,489	$ 1,489
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	0	0
Other than temporary impairment charge	0	0
Purchases, issuances and settlements, net	0	0
Transfers in and/or out of Level 3	0	0
Fair value, Ending balance	1,489	1,489
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	0	0
Other than temporary impairment charge	0	0
Purchases, issuances and settlements, net	0	0
Transfers in and/or out of Level 3	$ 0	$ 0